Equity - Non-controlling interests financial information (Details)		12 Months Ended
	Nov. 05, 2009 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
Non-current assets			$ 1,308,966,000	$ 1,157,626,000
Current assets			691,291,000	861,675,000
Non-current liabilities			612,303,000	500,503,000
Current liabilities			450,196,000	626,756,000
CONSOLIDATED INCOME STATEMENT
Sales			1,741,693,000	1,576,037,000	[1]	$ 1,316,590,000	[1]
Operating profit			39,697,000	(373,080,000)	[1]	(15,125,000)	[1]
Profit before taxes			(20,643,000)	(405,308,000)	[1]	(8,530,000)	[1]
Net loss			(5,822,000)	(358,613,000)	[1]	(58,472,000)	[1]
CONSOLIDATED STATEMENT OF CASH FLOWS
Cash flows from operating activities			150,375,000	121,169,000		145,449,000
Cash flows from investing activities			(74,818,000)	(84,281,000)		17,966,000
Cash flows from financing activities			(113,397,000)	49,917,000		(87,593,000)
Exchange differences on cash and cash equivalents in foreign currencies			25,330,000	(6,489,000)		(7,807,000)
Cash and cash equivalents at beginning of period			196,982,000	116,666,000		48,651,000
Cash and cash equivalents at end of period			184,472,000	196,982,000		116,666,000
Non-controlling interests			121,734,000	125,556,000
WVA Manufacturing, LLC
CONSOLIDATED STATEMENT OF CASH FLOWS
Additional cost per operating agreement	$ 100
WVA Manufacturing, LLC | Globe Specialty Metals Inc
CONSOLIDATED STATEMENT OF CASH FLOWS
Non-controlling interests			80,868,000	93,506,000
Production output sold (as a percentage)	51.00%
WVA Manufacturing, LLC | Globe Specialty Metals Inc | Noncontrolling interests
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
Non-current assets			88,532,000	69,329,000
Current assets			45,269,000	34,116,000
Non-current liabilities			14,678,000	4,226,000
Current liabilities			36,359,000	16,121,000
CONSOLIDATED INCOME STATEMENT
Sales			161,014,000	165,640,000
Operating profit			5,947,000	6,197,000
Profit before taxes			5,947,000	6,209,000
Net loss			14,678,000	9,782,000
CONSOLIDATED STATEMENT OF CASH FLOWS
Cash flows from operating activities			16,017,000	10,012,000
Cash flows from investing activities			(2,193,000)	(8,496,000)
Cash flows from financing activities			(15,000,000)
Cash and cash equivalents at beginning of period			1,516,000
Cash and cash equivalents at end of period			340,000	1,516,000
WVA Manufacturing, LLC | Dow Corning Corporation [Member]
CONSOLIDATED STATEMENT OF CASH FLOWS
Production output sold (as a percentage)	49.00%
WVA Manufacturing, LLC | Dow Corning Corporation [Member] | Globe Specialty Metals Inc
CONSOLIDATED STATEMENT OF CASH FLOWS
Membership interest sold (as a percentage)	49.00%
Quebec Silicon Limited Partnership [Member]
CONSOLIDATED STATEMENT OF CASH FLOWS
Additional cost per operating agreement		$ 31
Quebec Silicon Limited Partnership [Member] | Globe Specialty Metals Inc
CONSOLIDATED STATEMENT OF CASH FLOWS
Non-controlling interests			$ 46,830,000	45,349,000
Production output sold (as a percentage)		51.00%	51.00%
Quebec Silicon Limited Partnership [Member] | Globe Specialty Metals Inc | Noncontrolling interests
CONSOLIDATED STATEMENT OF FINANCIAL POSITION
Non-current assets			$ 68,521,000	30,410,000
Current assets			33,076,000	64,307,000
Non-current liabilities			14,213,000	12,276,000
Current liabilities			18,346,000	17,016,000
CONSOLIDATED INCOME STATEMENT
Sales			97,697,000	96,869,000
Operating profit			467,000	833,000
Profit before taxes			122,000	886,000
Net loss			42,000	886,000
CONSOLIDATED STATEMENT OF CASH FLOWS
Cash flows from operating activities			7,076,000	4,690,000
Cash flows from investing activities			(5,422,000)	(6,142,000)
Cash flows from financing activities			(2,000)
Exchange differences on cash and cash equivalents in foreign currencies			68,000	85,000
Cash and cash equivalents at beginning of period			742,000	2,109,000
Cash and cash equivalents at end of period			$ 2,462,000	$ 742,000		$ 2,109,000
Quebec Silicon Limited Partnership [Member] | Dow Corning Corporation [Member]
CONSOLIDATED STATEMENT OF CASH FLOWS
Production output sold (as a percentage)		49.00%	49.00%

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.